Note 5 - Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
2016	$ 1,850
2017	1,420
2018	806
2019	71
2020	18
2021 and thereafter	61
Total future minimum lease payments	$ 4,226